BALANCE SHEETS COMPONENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
BALANCE SHEETS COMPONENTS
BALANCE SHEETS COMPONENTS

NOTE 3 — BALANCE SHEETS COMPONENTS

OTHER CURRENT AND LONG-TERM LIABILITIES

Other current liabilities and long-term liabilities as of June 30, 2021 and December 31, 2020 were as follows (in thousands):

	June 30,	December 31,
	2021	2020
Engineering, design, and testing	$42,674	$42,518
Construction of Arizona plant	12,227	43,115
Retail leasehold improvements	15,153	6,114
Professional services	5,399	9,083
Tooling	8,770	15,243
Payroll tax liability	32,728	—
Series B convertible preferred share repurchase liability	—	3,000
Short-term insurance financing note	8,204	980
Operating lease liabilities, current portion	11,620	—
Other liabilities	22,274	31,700
Total other current liabilities	$159,049	$151,753

As of June 30, 2021, the Company accrued a non-income tax liability of $32.7 million as other liabilities primarily related to payroll tax associated with certain compensation related events. The Company also recorded a $27.4 million receivable from employees related to this non-income tax liability as other receivables on the condensed consolidated balance sheets as of June 30, 2021.

In April 2021, the Company financed an insurance premium of $11.0 million with a bank related to three commercial insurance policies. All three insurance policies have a one year term. The Company made a down payment for the insurance premium finance note of $0.9 million, and the total interest was $0.1 million, representing an annual interest of 2.65%. The Company will make 11 monthly installments of $0.9 million for principal and interest from May 2021 to March 2022. The Company recorded the total insurance premium of $11.0 million as prepaid insurance and is amortizing it on a straight-line basis over the insurance term of one year. The Company made $2.7 million of principal payments and $24.2 thousand of interest payments on the short-term insurance financing note during the three and six months ended June 30, 2021. The remaining principal balance of $8.2 million is recorded as part of the Company’s other current liabilities as of June 30, 2021.

	June 30,	December 31,
	2021	2020
Deferred rent	$—	$28,881
Customer deposits	11,908	8,028
Capital lease liabilities	—	1,996
Operating leases liabilities, net of current portion	152,639	—
Total other long-term liabilities	$164,547	$38,905

PROPERTY, PLANT, AND EQUIPMENT, NET

Property, plant, and equipment as of June 30, 2021 and December 31, 2020 were as follows (in thousands):

	June 30,	December 31,
	2021	2020
Land and land improvements	$1,050	$1,050
Building and improvements	189,466	—
Machinery	35,847	28,830
Computer equipment and software	20,755	15,716
Leasehold improvements	72,521	47,187
Furniture and fixtures	7,256	4,503
Capital leases	—	3,908
Finance leases	7,674	—
Construction in progress	588,057	636,851
Total property, plant, and equipment	922,626	738,045
Less accumulated depreciation and amortization	(34,852)	(24,771)
Property, plant, and equipment – net	$887,774	$713,274

Construction in progress represents the costs incurred in connection with the construction of buildings or new additions to the Company’s plant facilities including tooling, which is with outside vendors. Costs classified as construction in progress include all costs of obtaining the asset and bringing it to the location in the condition necessary for its intended use. No depreciation is provided for construction in progress until such time as the assets are completed and are ready for use. Construction in progress consisted of the following (in thousands):

	June 30,	December 31,
	2021	2020
Tooling	$277,512	$203,241
Construction of Arizona plant	4,701	171,532
Leasehold improvements	59,478	50,790
Machinery and equipment	246,366	211,288
Total construction in progress	$588,057	$636,851

Depreciation and amortization expense for the three months ended June 30, 2021 and 2020, was approximately $6.8 million and $1.8 million, respectively, and for the six months ended June 30, 2021 and 2020, was approximately $11.7 million and $3.3 million, respectively.

NOTE 3 — BALANCE SHEETS COMPONENTS

Prepaid Expenses

Prepaid expenses as of December 31, 2020 and 2019 were as follows (in thousands):

	December 31,
	2020	2019
Engineering, design, and testing	$14,871	$8,016
Software subscriptions	4,531	1,875
Prepayments for Arizona manufacturing equipment	80	13,895
Vehicle engineering	20	4,855
Other	2,338	969
Total prepaid expenses	$21,840	$29,610

Other Current Assets

Other current assets as of December 31, 2020 and 2019 were as follows (in thousands):

	December 31,
	2020	2019
Tenant allowance receivable	$12,905	$20,463
Other current assets	313	115
Total other current assets	$13,218	$20,578

Other Accrued and Long-term Liabilities

Other accrued liabilities as of December 31, 2020 and 2019 were as follows (in thousands):

	December 31,
	2020	2019
Construction of Arizona plant	$43,115	$27,906
Engineering, design, and testing	42,518	11,179
Tooling	15,243	138
Professional services	9,083	1,155
Series B convertible preferred shares repurchase liability	3,000	—
Other liabilities	33,124	5,701
Total other accrued liabilities	$146,083	$46,079

Other long-term liabilities as of December 31, 2020 and 2019 were as follows (in thousands):

	December 31,
	2020	2019
Deferred rent	$28,881	$26,175
Customer deposits	8,028	1,374
Capital leases	1,996	244
Total other long-term liabilities	$38,905	$27,793

Property, Plant, and Equipment, net

Property, plant, and equipment as of December 31, 2020 and 2019 were as follows (in thousands):

	December 31,
	2020	2019
Land and land improvements	$1,050	$—
Machinery	28,830	13,127
Computer equipment and software	15,716	11,921
Leasehold improvements	47,187	10,441
Furniture and fixtures	4,503	1,520
Capital leases	3,908	619
Construction in progress	636,851	119,739
Total property, plant, and equipment	738,039	157,367
Less accumulated depreciation and amortization	(24,771)	(14,554)
Property, plant, and equipment – net	$713,274	$142,813

Construction in progress represents the costs incurred in connection with the construction of buildings or new additions to the Company’s plant facilities including tooling, which is with outside vendors. Costs classified as construction in progress include all costs of obtaining the asset and bringing it to the location in the condition necessary for its intended use. No depreciation is provided for construction in progress until such time as the assets are completed and are ready for use. Construction in progress consisted of the following (in thousands):

	December 31,
	2020	2019
Tooling	$203,241	$27,025
Construction of Arizona plant	171,532	59,842
Leasehold improvements	50,790	22,667
Machinery and equipment	211,288	10,205
Total construction in progress	$636,851	$119,739

Depreciation and amortization expense for the years ended December 31, 2020 and 2019, was approximately $10.2 million and $3.8 million, respectively, including capital lease depreciation expense of approximately $0.5 million and $0.2 million, respectively.